Intangible assets, net and goodwill	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Intangible assets, net and goodwill
Note 11. Intangible assets, net and goodwill
a)
An analysis of intangible assets at December 31, 2020, 2021 and 2022 is as follows:

	For the year ended December 31, 2020
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations			Disposals and other		Amortization of the year (1)		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	246,100,862	Ps.	15,079,714	Ps.	4,436,313		Ps.	1,502,981	Ps.	—	Ps.	(14,029,709)	Ps.	253,090,161
Accumulated amortization		(134,667,883)		—		—			(165,803)		(14,002,802)		14,227,424		(134,609,064)

Net		111,432,979		15,079,714		4,436,313			1,337,178		(14,002,802)		197,715		118,481,097

Trademarks		27,419,008		162,309		12,110			4,000		—		1,534,938		29,132,365
Accumulated amortization		(23,930,299)		—		—			(136,028)		(168,975)		(1,119,645)		(25,354,947)

Net		3,488,709		162,309		12,110			(132,028)		(168,975)		415,293		3,777,418

Customer relationships		22,875,011		1,935		2,689,718			(5,763)		—		4,018,365		29,579,266
Accumulated amortization		(19,775,630)		—		—			(845,089)		(808,293)		(3,996,593)		(25,425,605)

Net		3,099,381		1,935		2,689,718			(850,852)		(808,293)		21,772		4,153,661

Software licenses		13,104,110		2,445,784		36			(2,485,429)		—		4,236,645		17,301,146
Accumulated amortization		(8,000,743)		—		—			2,013,617		(2,667,870)		(3,578,452)		(12,233,448)

Net		5,103,367		2,445,784		36			(471,812)		(2,667,870)		658,193		5,067,698

Content rights		10,160,182		1,570,415		—			(313,942)		—		619,657		12,036,312
Accumulated amortization		(8,115,229)		—		—			—		(1,440,749)		(503,241)		(10,059,219)

Net		2,044,953		1,570,415		—			(313,942)		(1,440,749)		116,416		1,977,093

Total of intangibles, net	Ps.	125,169,389	Ps.	19,260,157	Ps.	7,138,177		Ps.	(431,456)	Ps.	(19,088,689)	Ps.	1,409,389	Ps.	133,456,967

Goodwill	Ps.	152,899,801	Ps.	—	Ps.	(7,014,120	) (2)	Ps.	(537,343)	Ps.	—	Ps.	(2,295,479)	Ps.	143,052,859

(1)	Restated for discontinued operations of TracFone, Panama and the Claro Chile, SpA joint venture. See Note 2Ac.
(2)	Corresponds to adjustments in Purchase Price allocation values, mainly for the spectrum licenses, in subsidiaries acquired during 2019.

	For the year ended December 31, 2021
	Balance at beginning of year		Acquisitions		Disposals and other (1)		Amortization of the year (2)		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	253,090,161	Ps.	24,406,905	Ps.	(4,427,685)	Ps.	—	Ps.	(7,011,691)	Ps.	266,057,690
Accumulated amortization		(134,609,064)		—		6,469,128		(14,387,511)		6,737,502		(135,789,945)

Net		118,481,097		24,406,905		2,041,443		(14,387,511)		(274,189)		130,267,745

Trademarks		29,132,365		75,100		(1,129,666)		—		(401,946)		27,675,853
Accumulated amortization		(25,354,947)		—		802,717		(140,205)		308,745		(24,383,690)

Net		3,777,418		75,100		(326,949)		(140,205)		(93,201)		3,292,163

Customer relationships		29,579,266		229,936		(4,133,408)		—		(1,105,668)		24,570,126
Accumulated amortization		(25,425,605)		—		3,830,742		(707,500)		1,093,401		(21,208,962)

Net		4,153,661		229,936		(302,666)		(707,500)		(12,267)		3,361,164

Software licenses		17,301,146		2,660,330		(3,484,755)		—		(1,225,585)		15,251,136
Accumulated amortization		(12,233,448)		(626)		3,482,440		(2,738,978)		1,052,938		(10,437,674)

Net		5,067,698		2,659,704		(2,315)		(2,738,978)		(172,647)		4,813,462

Content rights		12,036,312		818,436		(281,747)		—		429,319		13,002,320
Accumulated amortization		(10,059,219)		—		(147,668)		(899,666)		(404,537)		(11,511,090)

Net		1,977,093		818,436		(429,415)		(899,666)		24,782		1,491,230

Total of intangibles, net	Ps.	133,456,967	Ps.	28,190,081	Ps.	980,098	Ps.	(18,873,860)	Ps.	(527,522)	Ps.	143,225,764

Goodwill	Ps.	143,052,859	Ps.	—	Ps.	(3,516,287)	Ps.	—	Ps.	(2,958,378)	Ps.	136,578,194

(1)	Includes disposals related to the sale of TracFone.
(2)	Restated by discontinued operations of Panama and the Claro Chile, SpA joint venture. See Note 2. Ac.

	For the year ended December 31, 2022
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other (1)		Amortization of the year (2)		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	266,057,690	Ps.	2,656,914	Ps.	95,147	Ps.	(1,785,196)	Ps.	—	Ps.	(11,475,085)	Ps.	255,549,470
Accumulated amortization		(135,789,945)		—		—		1,436,078		(13,323,410)		5,252,171		(142,425,106)

Net		130,267,745		2,656,914		95,147		(349,118)		(13,323,410)		(6,222,914)		113,124,364

Trademarks		27,675,853		183,631		40,412		(66,000)		—		(1,366,541)		26,467,355
Accumulated amortization		(24,383,690)		—		—		—		(110,974)		1,041,866		(23,452,798)

Net		3,292,163		183,631		40,412		(66,000)		(110,974)		(324,675)		3,014,557

Customer relationships		24,570,126		22,842		2,863,765		—		—		(3,267,041)		24,189,692
Accumulated amortization		(21,208,962)		—		—		(18)		(954,256)		2,831,217		(19,332,019)

Net		3,361,164		22,842		2,863,765		(18)		(954,256)		(435,824)		4,857,673

Software licenses		15,251,136		5,108,485		14,205		(797,084)		—		(3,358,767)		16,217,975
Accumulated amortization		(10,437,674)		—		—		976,417		(2,645,400)		2,591,274		(9,515,383)

Net		4,813,462		5,108,485		14,205		179,333		(2,645,400)		(767,493)		6,702,592

Content rights		13,002,320		874,961		—		(263,798)		—		(830,079)		12,783,404
Accumulated amortization		(11,511,090)		—		—		3,382		(881,352)		799,892		(11,589,168)

Net		1,491,230		874,961		—		(260,416)		(881,352)		(30,187)		1,194,236

Total of intangibles, net	Ps.	143,225,764	Ps.	8,846,833	Ps.	3,013,529	Ps.	(496,219)	Ps.	(17,915,392)	Ps.	(7,781,093)	Ps.	128,893,422

Goodwill	Ps.	136,578,194	Ps.	14,447,186	Ps.	280,192	Ps.	(2,230,610)	Ps.	(149,696)	Ps.	(7,803,901)	Ps.	141,121,365

(1)	Includes the transaction related to Panama and Chile disposal.
(2)	Includes the discontinued operations of Panama and the Claro Chile, SpA joint venture. See Note 2, Ac.

b) The aggregate carrying amount of goodwill is allocated as follows:

	2021	2022
Europe	Ps. 52,307,190	Ps. 49,465,916
Brazil (1)	18,017,916	31,085,202
Puerto Rico	17,463,394	17,463,394
Dominican Republic	14,186,723	14,186,723
Colombia	11,685,585	8,495,090
Mexico	10,164,814	9,233,694
Peru	2,532,770	2,523,467
Chile (2)	2,311,239	—
El Salvador	2,510,595	2,522,768
Ecuador	2,155,384	2,155,384
Guatemala	1,947,203	2,245,161
Other countries	1,295,381	1,744,566

	Ps.136,578,194	Ps.141,121,365

(1)	Includes a goodwill as a result of the Jonava acquisition. See Note 12a.
(2)	As a result of the Claro Chile, SpA joint venture, goodwill in Chile was unconsolidated. See Note 12b.
c) The following is a description of the major changes in the “Licenses and rights of use” caption during the years ended December 31, 2020, 2021 and 2022:
2020 Acquisitions
i) In February 2020, Comcel increased its licenses value by Ps.
9,246,825
for an auction of the
30
Mhz spectrum in the
2,500
band for a period of
20
years in accordance with resolution. 325,326 and 327 of February 20, 2020 issued by the Ministry of Information and Communication (MINTIC)
ii) In 2020, Telcel acquired licenses for an amount Ps.
1,806,875
for Axtel and Ultra Vision concession titles valid from 2020 to 2040.
iii) In January 2020, CTE acquired licenses by Ps.
620,052
for
12
pairs of frequencies, advance payment of Advanced Wireless Services (AWS) band and complementary payment of AWS band of block 4.
iv) In 2020, TAG acquired licenses for the right of us for Ps.
1,704,280
, in Slovenia and VIP Movil 1940E.
v) Additionally, in 2020, the Company acquired other licenses in Puerto Rico, Argentina, Uruguay, Honduras, Paraguay, Brazil and other countries in the amount of Ps.
1,701,682
.
2021 Acquisitions
i) In December the subsidiary Claro S.A. acquired a 5G license for Ps. 17,789,163 carried out by ANATEL in November 2021, for the sale of radio frequency bands. The total amount of this license was recorded in the intangibles line on December 31, 2021.
ii) During the year, AMX’s subsidiary in Austria acquired licenses for Ps. 1,752,128.
iii) In November, AMX’s subsidiary in the Dominican Republic acquired a 5G concession and right of operation until 2041 for an amount of Ps. 2,008,503.

iv) AMX’s subsidiary in Colombia renewed spectrum at 5 MHZ in the 1900 MHZ band for an amount of Ps.
1,599,473
according to resolution 2802 of October 2021, and made acquisitions of terrestrial fiber optics and submarine cable valid for
2
and
3
years.
v) In February 2021, AMX’s subsidiary in El Salvador acquired licenses for an amount of Ps.139,363. The concession is for 10 MHZ in the 1,900 mobile network bandwidth coverage in the national territory, exploitable as of February 28, 2021 with validity of 20 years.
vi) In February 2021, AMX’s subsidiary in Chile acquired a concession for Ps. 411,375 for the Concession of Band 1900 MHZ with a term of 10 years.
Additionally, in 2021, the Company acquired other licenses in Mexico, Guatemala, Brazil, Ecuador, Peru, Argentina and other countries for an amount of Ps. 706,900
2022 Acquisitions
i) In August 2022, the Company obtained in Mexico, an extension of 9 spectrum frequency band concession titles, segment 1890-1895 MHz for mobile transmission and segment 1970-1975 MHz both for 20 years from April 2025, for an amount of Ps.
721,647
.
ii) In March and September 2022, the Company made payments for a 2.5 MHz license in Argentina, which was obtained pursuant to resolution 3687 OC 4500114567 for Ps. 304,386 and resolution 1728/22-OC 4500137839 for an amount of Ps. 411,930 of ENACOM (the communications authority in Argentina), respectively.
iii) In May 2022, the Company’s subsidiary in Nicaragua renewed mobile frequency for 20 years (2022 to 2042) for an amount of Ps. 357,478.
iv) In August 2022, the Company added licenses in Austria as of the acquisition of the Bulgarian company, Stemo (an IT company that sells and integrates hardware solutions, produces and implements information systems and software solutions). Additionally, during the year 2022, Telekom Austria Group acquired licenses and rights of use in Macedonia, Belarus and Austria for an amount of Ps. 331,038, mainly Jetstream (a data-storing platform primarily for streaming data such as IoT device or streaming video or streaming data from any source).

v) During
2022
, Claro S.A. acquired software development Claro Pay platform for an amount of Ps.
321,569
.
Additionally, in 2022, the Company acquired other licenses in the Dominican Republic, Paraguay, Costa Rica and Colombia for an amount of Ps. 208,866.
Amortization of intangibles for the years ended December 31, 2020, 2021 and 2022 amounted to Ps. 19,088,689, Ps. 18,873,860 and Ps. 18,065,088 respectively.
Some of the jurisdictions in which the Company operates can revoke their concessions under certain circumstances such as imminent danger to national security, national economy and natural disasters.